EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 16:-  EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2014	2013	2012

Numerator:
Net loss	$(2,497)	$(6,457)	$(6,738)

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	33,143,168	32,680,766	31,959,921
Dilutive effect: stock options	-	-	-

Total weighted average number of shares used in computing diluted net earnings per share	33,143,168	32,680,766	31,959,921

Basic and diluted net loss per share	$(0.08)	$(0.20)	$(0.21)

The following numbers of shares were excluded from the computation of diluted net less per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2014	2013	2012

Ordinary shares	2,300,425	2,018,751	1,009,012